Related party and employee transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Related Party Transaction [Line Items]
Amounts due from related party	$ 820,089		$ 2,112,859
Advances to employees	59,226		713,260
Yong Cui [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 300,000	$ 600,000